CONVERTIBLE DEBENTURES (Details) - The loss on extinguishment of debt (Parentheticals) - $ / shares	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Extinguishment of Debt [Line Items]
Common stock issued, net	8,724,878	8,788,176
Series A Preferred Stock [Member]
Extinguishment of Debt [Line Items]
Preferred Stock	140	140
Convertible Debenture Due November 2016 [Member]
Extinguishment of Debt [Line Items]
Common stock issued, net	100,800
Common Stock issued on Conversion	739,958
Less: Shares exchnaged for Series A Convertible Preferred Stock	639,158
Convertible Debenture Due November 2016 [Member] | Series A Preferred Stock [Member]
Extinguishment of Debt [Line Items]
Preferred Stock	3,500
Preferred Stock, Stated value (in Dollars per share)	$ 1,000
Preferred Stock, Conversion Price (in Dollars per share)	$ 4.73